Finance debts - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Borrowings	€ 26,686	€ 24,518
Short term debt
Borrowings
Borrowings	2,882	2,452
Short term debt | Euro
Borrowings
Borrowings	1,004	€ 464
Short term debt | Euro | Average
Borrowings
Borrowings, interest rate		0.20%
Short term debt | US Dollars
Borrowings
Borrowings	€ 1,870	€ 1,981
Short term debt | US Dollars | Average
Borrowings
Borrowings, interest rate	1.10%	2.30%
Short term debt | Other
Borrowings
Borrowings	€ 8	€ 7
Short term debt | Other | Average
Borrowings
Borrowings, interest rate	(0.50%)	(0.70%)
Long-term debt and current portion of long-term debt
Borrowings
Borrowings	€ 23,804	€ 22,066
Long-term debt and current portion of long-term debt | Euro
Borrowings
Borrowings	€ 19,142	€ 16,526
Long-term debt and current portion of long-term debt | Euro | Average
Borrowings
Borrowings, interest rate	1.70%	2.10%
Long-term debt and current portion of long-term debt | US Dollars
Borrowings
Borrowings	€ 4,522	€ 5,392
Long-term debt and current portion of long-term debt | US Dollars | Average
Borrowings
Borrowings, interest rate	4.60%	4.60%
Long-term debt and current portion of long-term debt | Other
Borrowings
Borrowings	€ 140	€ 148
Long-term debt and current portion of long-term debt | Other | Average
Borrowings
Borrowings, interest rate	4.30%	4.30%